Income Taxes (Details) - Schedule of net deferred tax asset - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Schedule of net deferred tax asset [Abstract]
Net operating loss	$ 1,048,593	$ 1,199,872
R&D expense	115,500
Accrued expense of officers’ salary	13,984
Depreciation and amortization	8,219
Inventory impairment	10,966
Total	1,197,262	1,199,872
Less: valuation allowance	(1,197,262)	(1,199,872)
Net deferred tax asset